SCOUT
BOND FUND


A no-load mutual fund
with primary emphasis
on maximum current
income consistent with
its quality and maturity
standards.


Quarterly Report
September 30, 1997

TO THE SHAREHOLDERS

Scout Bond Fund's total return (price change and reinvested distributions) for the quarter ended September 30, 1997, was 2.54%. In comparison, the unmanaged Lehman Brothers Intermediate Government/Corporate Index had a return of 2.70%.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Throughout the last quarter, institutional bond investors slowly began to discount the likelihood of further increases by the Federal Reserve in the key Fed Funds rate, now at 5.50%. Economic indicators continued to show an economy that is healthy, but not overheating. As investors became more comfortable with this unusual scenario, many fund managers moved more aggressively into bonds, driving prices up and yields down.

The 5-year Treasury note, which began the quarter with a yield of 6.37%, finished with a yield of 5.98%. The entire yield curve shifted down an average of 35 basis points, indicating an expectation among investors that the next change in the Fed Funds rate also will be down. As is usually the case when the market is anticipating lower interest rates, the yield curve flattened as market rates dropped. At the quarter's end, the yield difference between 5- and 10-year Treasury issues was only 10 basis points.

The drop in rates has not occurred smoothly. Recent quarters have recorded rapid increases in the volatility of interest rate changes, a reflection of the difficulty investors are having interpreting the current economic situation. This uncertainty, combined with the flatness of the yield curve, has prompted the Scout Bond Fund to maintain its moderate average maturity.

The Fund is investing more heavily in the 5-year range to capture most of the yield that is available in 10-year bonds, without taking on the additional risk associated with the longer securities. Corporate bonds will continue to be used when attractive opportunities arise. The Fund maintains core positions in Treasury and Agency issues.

We will continue to take advantage of any opportunities that meet the high investment standards of the Fund. Your continued participation with Scout Bond Fund as part of your investment portfolio is appreciated. We welcome your comments and questions.

Sincerely,

/S/George W. Root
George W. Root
UMB Investment Advisors

GRAPH - PIE CHART
        Government & Agency     53%
        Corporate               45%
        Less than 1 Year         2%

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.

GRAPH - TAXABLE YIELD CURVES


FINANCIAL STATEMENTS

Statement of Net Assets
September 30, 1997

        Principal                                               Market
        Amount  Description                                     Value

CORPORATE BONDS - 44.58%
$       500,000  Albertson's Incorporated,
                  Medium Term Notes,
                  5.71%, due March 23, 1998                     $      499,520
        500,000  Albertson's Incorporated,
                  Medium Term Notes,
                  6.18%, due March 22, 2000                            499,700
        500,000  Albertson's Incorporated Notes,
                  6.375%, due June 1, 2000                             501,780
        500,000  Amoco Canada Petroleum Company Notes,
                  7.25%, due December 1, 2002                          520,275
        500,000  Baltimore Gas & Electric Company,
                  1st & Refunding Mortgage,
                  6.50%, due February 15, 2003                         501,500
        500,000  BellSouth Telecommunications
                  Incorporated Notes,
                  6.25%, due May 15, 2003                              498,535
        500,000  BellSouth Telecommunications
                  Incorporated Notes,
                  6.375%, due June 15, 2004                            500,225
        500,000  British Petroleum America,
                  Incorporated Notes,
                  8.875%, due December 1, 1997                         502,540
        500,000  Carolina Power & Light Company,
                  1st Mortgage,
                  5.00%, due September 15, 1998                        495,275
        500,000  Carolina Power & Light Company,
                  1st Mortgage,
                  5.875%, due January 15, 2004                         484,505
        500,000  Chevron Canada Financial
                  Limited Guaranteed Notes,
                  5.60%, due April 1, 1998                             500,000
        500,000  Consolidated Edison Company New York,
                  Incorporated Debentures,
                  6.625%, due February 1, 2002                         504,295
        500,000  Delmarva Power & Light Company,
                  Medium Term Notes,
                  7.50%, due May 1, 1999                               510,990
      1,000,000  Dillard Department Stores Incorporated,
                  6.875%, due June 1, 2005                           1,010,520
        500,000  duPont (E.I.) deNemours & Company Notes,
                  6.75%, due October 15, 2002                          508,365
        500,000  Duke Power Company, 1st & Refunding Mortgage,
                  5.17%, due September 1, 1998                         496,230
        500,000  Duke Power Company, 1st & Refunding Mortgage,
                  7.00%, due June 1, 2000                              510,295
        500,000  Duke Power Company,
                  1st & Refunding Mortgage,
                  5.875%, due June 1, 2001                             491,895
        500,000  Emerson Electric Company Notes,
                  6.30%, due November 1, 2005                          494,830
        500,000  Engelhard Corporation, Senior Note,
                  7.00%, due August 1, 2001                            510,840
        750,000  Florida Power & Light Company,
                  1st Mortgage,
                  5.50%, due July 1, 1999                              743,550
        500,000  Florida Power & Light Company,
                  Secured Medium Term Notes,
                  6.20%, due February 2, 1998                          500,285
        500,000  Florida Power & Light Company,
                  Secured Medium Term Notes,
                  5.70%, due March 5, 1998                             499,545
        500,000  General Mills Incorporated,
                  Medium Term Notes,
                  7.50%, due June 5, 2000                              514,770
        500,000  General Mills Incorporated,
                  Medium Term Notes,
                  5.98%, due July 9, 2001                              492,435
        500,000  GTE California Incorporated,
                  Debentures, Series A,
                  5.625%, due February 1, 2001                         490,500
        500,000  GTE Southwest Incorporated, Debentures,
                  6.00%, due January 15, 2006                          480,560
        500,000  GTE Southwest Incorporated, Debentures,
                  6.00%, due February 15, 2008                         473,550
        500,000  Honeywell Incorporated,
                  6.75%, due March 15, 2002                            507,595
        500,000  International Business Machines
                  Corporation Notes,
                  5.65%, due January 22, 1998                          499,415
        500,000  International Business Machines
                  Corporation Notes,
                  6.375%, due June 15, 2000                            503,035
        500,000  International Business Machines
                  Corporation Notes,
                  7.25%, due November 1, 2002                          519,330
        500,000  International Paper Company,
                  Medium Term Notes,
                  8.05%, due March 25, 1999                            512,965
        500,000  Kansas City Power & Light Company,
                  Medium Term Notes,
                  6.50%, due January 2, 2001                           501,495
      1,000,000  May Department Stores Incorporated,
                  6.875%, due November 1, 2005                       1,014,860
        250,000  McDonald's Corporation, Series C,
                  Medium Term Notes,
                  8.75%, due November 15, 2000                         267,232
        500,000  McDonald's Corporation,
                  Medium Term Notes,
                  7.375%, due July 15, 2002                            508,620
        500,000  Minnesota Mining & Manufacturing Company,
                  Medium Term Notes,
                  6.25%, due March 29, 1999                            503,120
        750,000  Monongahela Power Company, 1st Mortgage,
                  5.625%, due April 1, 2000                            739,643
        500,000  Monongahela Power Company, 1st Mortgage,
                  7.375%, due July 1, 2002                             518,795
      1,000,000  New York Telephone Company Notes,
                  5.875%, due September 1, 2003                        969,230
        500,000  Newell Company, Medium Term Notes,
                  6.18%, due July 11, 2000                             496,655
        500,000  Northwest Natural Gas Company,
                  Secured Medium Term Notes,
                  5.98%, due December 15, 2000                         495,505
        500,000  Pacific Bell Telephone Company Notes,
                  7.25%, due July 1, 2002                              517,510
        500,000  Pacific Bell Telephone Company Notes,
                  6.25%, due March 1, 2005                             490,535
        500,000  Pacific Gas & Electric Company, 1st Mortgage,
                  6.25%, due March 1, 2004                             494,005
        500,000  PepsiCo Incorporated Notes,
                  7.625%, due November 1, 1998                         508,400
      1,000,000  Public Service Company of Oklahoma,
                  Medium Term Notes
                  6.02%, due March 1, 2001                             990,920
        500,000  Sara Lee Corporation, Series C,
                  Medium Term Notes,
                  6.45%, due September 26, 2005                        493,935
        500,000  Southwestern Bell Capital Corporation,
                  Medium Term Notes,
                  7.80%, due November 5, 1998                          510,495
        500,000  Southwestern Bell Telephone Company,
                  Medium Term Notes,
                  6.125%, due March 12, 2001                           497,775
        500,000  Southwestern Bell Telephone Company,
                  Medium Term Notes,
                  5.77%, due October 14, 2003                          483,290
        500,000  Sysco Corporation Notes,
                  7.00%, due May 1, 2006                               514,445
        500,000  Texaco Capital Incorporated,
                  Medium Term Notes,
                  8.24%, due October 15, 2001                          533,310
      1,000,000  Texas Instruments Incorporated,
                  Unsecured Note,
                  6.125%, due February 1, 2006                         965,780
        500,000  Tribune Company, Medium Term Notes,
                  5.30%, due April 17, 2000                            488,250
        500,000  Tribune Company, Medium Term Notes,
                  5.75%, due September 15, 2003                        480,665
        500,000  Union Electric Company, 1st Mortgage,
                  6.75%, due October 15, 1999                          504,710
        500,000  Union Pacific Corporation Notes,
                  6.25%, due March 15, 1999                            500,565
        500,000  Union Pacific Corporation Notes,
                  7.875%, due February 15, 2002                        524,830
        500,000  Union Pacific Railroad Company,
                  Equipment Trust, Series C.,
                  7.01%, due June 1, 2004                              515,615
        500,000  Wal-Mart Stores, Incorporated Notes,
                  6.125%, due October 1, 1999                          500,650
        500,000  Wisconsin Electric Power Company,
                  6.625%, due November 15, 2006                        502,050
     34,250,000                                                     34,312,540

U.S. GOVERNMENTAL AGENCIES - 6.37%
$        45,624  Government National Mortgage Association,
                  9.00%, due July 15, 2001                      $       47,073
         65,242  Government National Mortgage Association,
                  8.00%, due February 20, 2002                          66,618
        113,945  Government National Mortgage Association,
                  8.50%, due February 20, 2002                         116,620
         38,127  Government National Mortgage Association,
                  8.00%, due January 15, 2004                           39,487
        144,523  Government National Mortgage Association,
                  9.50%, due April 15, 2005                            153,556
        171,797  Government National Mortgage Association,
                  9.75%, due May 15, 2005                              182,534
         88,901  Government National Mortgage Association,
                  9.00%, due October 20, 2005                           92,905
        134,400  Government National Mortgage Association,
                  7.50%, due February 15, 2006                         137,670
         70,944  Government National Mortgage Association,
                  7.50%, due March 15, 2006                             72,925
        134,405  Government National Mortgage Association,
                  8.00%, due June 20, 2006                             138,658
        152,827  Government National Mortgage Association,
                  8.50%, due July 15, 2006                             159,869
         58,184  Government National Mortgage Association,
                  8.00%, due August 15, 2006                            60,636
        175,842  Government National Mortgage Association,
                  8.00%, due August 15, 2006                           183,252
        225,801  Government National Mortgage Association,
                  7.50%, due August 20, 2006                           230,565
        157,274  Government National Mortgage Association,
                  7.50%, due September 15, 2006                        161,666
         81,611  Government National Mortgage Association,
                  7.50%, due April 15, 2007                             83,891
        180,404  Government National Mortgage Association,
                  7.50%, due March 20, 2009                            184,809
        414,681  Government National Mortgage Association,
                  6.00%, due May 15, 2009                              408,552
        350,265  Government National Mortgage Association,
                  7.00%, due May 15, 2009                              357,067
        564,674  Government National Mortgage Association,
                  7.00%, due August 20, 2011                           570,168
        464,091  Government National Mortgage Association,
                  7.00%, due October 20, 2011                          467,883
        488,183  Government National Mortgage Association,
                  6.50%, due February 15, 2012                         486,987
        491,581  Government National Mortgage Association,
                  7.00%, due April 20, 2012                            495,597
      4,813,326                                                      4,898,988

U.S. GOVERNMENT SECURITIES - 14.42%
        500,000  U.S. Treasury Notes,
                  5.125%, due March 31, 1998                           499,375
      1,500,000  U.S. Treasury Notes,
                  7.125%, due October 15, 1998                       1,521,795
      1,500,000  U.S. Treasury Notes,
                  6.375%, due January 15, 1999                       1,511,490
        500,000  U.S. Treasury Notes,
                  5.875%, due March 31, 1999                           500,860
      1,000,000  U.S. Treasury Notes,
                  6.00%, due October 15, 1999                        1,004,220
      1,500,000  U.S. Treasury Notes,
                  5.50%, due April 15, 2000                          1,487,580
      1,000,000  U.S. Treasury Notes,
                  7.50%, due November 15, 2001                       1,053,910
      1,500,000  U.S. Treasury Notes,
                  6.375%, due August 15, 2002                        1,522,965
      1,000,000  U.S. Treasury Notes,
                  6.25%, due February 15, 2003                       1,009,530
      1,000,000  U.S. Treasury Notes,
                  5.875%, due February 15, 2004                        989,220
     11,000,000                                                     11,100,945

GOVERNMENT SPONSORED ENTERPRISES - 32.62%
$       500,000  Federal Farm Credit Bank,
                  Medium Term Notes,
                  6.70%, due October 11, 2006                   $      507,265
        250,000  Federal Home Loan Banks,
                  5.66%, due November 9, 1998                          249,570
        500,000  Federal Home Loan Banks
                  6.48%, due December 29, 2000                         499,060
        500,000  Federal Home Loan Banks
                  6.31%, due March 29, 2001                            502,890
        500,000  Federal Home Loan Banks
                  6.18%, due December 19, 2001                         500,155
      1,000,000  Federal Home Loan Mortgage Corporation,
                  6.75%, due May 30, 2006                            1,024,530
      1,000,000  Federal Home Loan Mortgage Corporation,
                  Deb.,
                  6.13%, due August 19, 1999                         1,003,280
        800,000  Federal National Mortgage Association,
                  Deb.,
                  8.20%, due March 10, 1998                            807,624
      1,000,000  Federal National Mortgage Association,
                  Series SM-98-G, Deb.,
                  7.85%, due September 10, 1998                      1,016,410
        500,000  Federal National Mortgage Association,
                  Deb.,
                  5.05%, due November 10, 1998                         495,470
      1,500,000  Federal National Mortgage Association,
                  Series H, Deb.,
                  7.05%, due December 10, 1998                       1,521,330
      1,000,000  Federal National Mortgage Association,
                  Series H, Deb.,
                  6.35%, due August 10, 1999                         1,000,310
      1,500,000  Federal National Mortgage Association,
                  Deb.,
                  6.10%, due February 10, 2000                       1,504,215
      1,000,000  Federal National Mortgage Association,
                  Series I, Deb.,
                  8.25%, due December 18, 2000                       1,060,780
      1,250,000  Federal National Mortgage Association,
                  Deb.,
                  7.50%, due February 11, 2002                       1,313,087
      1,000,000  Federal National Mortgage Association,
                  Series SM-E, Deb.,
                  7.55%, due April 22, 2002                          1,052,660
        500,000  Federal National Mortgage Association,
                  Series K., Deb.,
                  7.05%, due November 12, 2002                         517,655
        500,000  Federal National Mortgage Association,
                  Deb.,
                  6.80%, due January 10, 2003                          513,905
        500,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  5.40%, due March 12, 1999                            495,545
        500,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  6.36%, due August 16, 2000                           504,685
        500,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  5.72%, due March 8, 2001                             493,830
      1,000,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  6.45%, due April 23, 2001                          1,011,250
        500,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  6.625%, due May 21, 2001                             507,970
        500,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  6.41%, due February 6, 2002                          505,080
        500,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  6.09%, due September 30, 2002                        497,890
      1,000,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  6.38%, due April 29, 2003                            986,090
      1,000,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  6.38%, due June 25, 2003                             985,310
      1,000,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  6.82%, due August 23, 2005                         1,025,620
        500,000  Federal National Mortgage Association,
                  Medium Term Notes,
                  5.875%, due February 14, 2006                        482,265
      1,500,000  Federal National Mortgage Association,
                  Medium Term Notes
                  6.41%, due March 8, 2006                           1,496,250
        500,000  Federal National Mortgage Association,
                  Medium Term Notes
                  6.96%, due April 2, 2007                             519,610
        500,000  Federal National Mortgage Association,
                  Medium Term Notes
                  6.70%, due June 19, 2007                             509,140
     24,800,000                                                     25,110,731


SHORT-TERM CORPORATE NOTES - 0.65%
$       500,000  Disney, Walt, Co.,
                  5.52%, due October 9, 1997                    $      499,310

REPURCHASE AGREEMENT -  0.41%
        315,000  Northern Trust Co.,
                  6.00%, due October 1, 1997,
                  (Collateralized by U.S. Treasury Notes,
                  6.00%, due November 30, 1997)                        315,000

TOTAL INVESTMENTS - 99.05%                                      $   76,237,514

Other assets less liabilities - 0.95%                                  734,445

TOTAL NET ASSETS - 100.00%
		(equivalent to $11.10 per share;
                20,000,000 shares of $1.00 par value
		capital shares authorized;
                6,935,578 shares outstanding)                   $   76,971,959


BASIS OF DETERMINING MARKET VALUE. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost.

This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862